Note 14 - Employee Defined Contribution Plan (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Defined Contribution Plan, Cost	$ 12	$ 82	$ 65